ASSET RETIREMENT OBLIGATION	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

NOTE 5 — ASSET RETIREMENT OBLIGATION

For the purpose of determining the fair value of the asset retirement obligation incurred during the six months ended June 30, 2016, the Company assumed an inflation rate of 2.0%, an average estimated asset life of 12.03 years, and a credit adjusted risk free interest rate of 9.48%.

The following reconciles the value of the asset retirement obligation for the periods presented:

	June 30, 2016	December 31, 2015
Asset retirement obligation, beginning of year	$34,776	$31,715
Liabilities settled	—	—
Liabilities incurred	547,775	—
Revisions in estimated liabilities	—	—
Accretion	1,807	3,061

Asset retirement obligation, end of year	$584,358	$34,776

Accretion expense recorded for the three and six months ended June 30, 2016 was $966 and $1,807 respectively. Accretion expense for the three and six months ended June 30, 2015 was $765 and $1,531 respectively.

NOTE 6—ASSET RETIREMENT OBLIGATION

        For the purpose of determining the fair value of the asset retirement obligation incurred during the year ended December 31, 2015, the Company assumed an inflation rate of 2.5%, an estimated average asset life of 5.1 years, and a credit adjusted risk free interest rate of 8.0%.

        The following reconciles the value of the asset retirement obligation for the periods presented:

	December 31, 2015	December 31, 2014
Asset retirement obligation, beginning of year	$31,715	$—
Liabilities settled	—	—
Liabilities incurred	—	30,880
Revisions in estimated liabilities	—	—
Accretion	3,061	835

Asset retirement obligation, end of year	$34,776	$31,715

        Accretion expense recorded for the year ended December 31, 2015 was $2,230 and accretion expense recorded for the year ended December 31, 2014 was $835.